Segment information - Assets and Liabilities Reconciliation (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
ASSETS
Deferred income tax assets	$ 8,758	$ 10,321
Trade and other receivables	228,378	188,080
Restricted short-term investment	98,571	0
Cash and cash equivalents	230,653	199,766	$ 336,282	$ 290,276
TOTAL ASSETS	3,108,855	2,582,401
LIABILITIES
Trade and other payables	259,607	169,030
Deferred income tax liabilities	301,414	265,848
Payroll and social liabilities	31,545	26,294
Provisions for other liabilities	3,435	5,986	$ 4,359
Current income tax liabilities	422	1,625
TOTAL LIABILITIES	1,945,212	1,534,571
Operating segments
ASSETS
Total reportable assets as per segment information	2,517,876	2,166,859
Intangible assets (excluding goodwill)	17,576	14,711
Deferred income tax assets	8,758	10,321
Trade and other receivables	228,378	188,080
Other assets	1,701	1,079
Derivative financial instruments	5,342	1,585
Restricted short-term investment	98,571	0
Cash and cash equivalents	230,653	199,766
LIABILITIES
Total reportable liabilities as per segment information	1,345,732	1,064,505
Trade and other payables	259,607	169,030
Deferred income tax liabilities	301,414	265,848
Payroll and social liabilities	31,545	26,294
Provisions for other liabilities	3,435	5,986
Current income tax liabilities	422	1,625
Derivative financial instruments	$ 3,057	$ 1,283